Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Changes in fair value of investments in equity securities, tax	$ 0	$ 0
Currency translation adjustment, tax	900	2,200
Comprehensive income (loss) attributable to:
Fortuna shareholders	128,383	(52,717)
Non-controlling interests	13,171	7,206
Comprehensive income (loss)	$ 141,554	$ (45,511)